Impairment loss on marketable securities and investments in associated companies (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Recorded Equity in the Statutory Accounts of Equity Method Investees
The table below summarizes the total impairments of investments made during the year ended December 31, 2015:

(In $ millions)	Year ended December 31, 2015
Impairments of Investment in associated companies
Seadrill Partners - Total direct ownership investments	302
Seadrill Partners - Subordinated units	125
Seadrill Partners - Seadrill member interest and IDRs	106
Total impairment of investments in associated companies	533

Impairments of Marketable securities (refer to Note 14)
Seadrill Partners - Common Units	574
SapuraKencana	167
Total impairment of marketable securities investments (reclassification from OCI)	741

Total impairment of investments	1,274
At the year end the share of recorded equity in the statutory accounts of the Company’s associated companies were as follows:

(In US$ millions)	December 31, 2015	December 31, 2014	December 31, 2013
Archer	79	218	253
Seabras Sapura Participacoes	24	24	13
Seabras Sapura Holding	19	6	—
Seadrill Partners *	N/A	N/A	—
Seamex	200	—	—
Total	322	261	277

*
The Company accounts for its direct interests in operating subsidiaries of Seadrill Partners, and its ownership of Seadrill Partners Subordinated Units, under the equity method. The Company’s share of Seadrill Partner’s recorded equity consists of the equity attributable to non-controlling interests in Seadrill Partners, and additionally a proportionate share of equity attributable to Seadrill Partners’ unitholders.

The equity attributable to non-controlling interest in Seadrill Partners as at December 31, 2015 was $1,133 million. Seadrill’s holding in the subordinated units represents 18.0% of the limited partner interests in Seadrill Partners. Total equity attributable to Seadrill Partners unitholders as at December 31, 2015 was $964 million.
At the year-end the book values of the Company’s investment in associated companies are as follows:

(In US$ millions)	December 31, 2015	December 31, 2014
Archer	—	—
Seabras Sapura Participacoes	29	21
Seabras Sapura Holding	158	117
Itaunas Drilling	3	3
Camburi Drilling	6	6
Sahy Drilling	4	4
Seadrill Partners - Total direct ownership interests	1,767	2,091
Seadrill Partners - Subordinated Units	293	412
Seadrill Partners - Seadrill Member Interest and IDRs (1)	137	244
Seamex Ltd.	193	—
Total	2,590	2,898

(1)
The Seadrill Partners - Seadrill Member Interest and Incentive Distribution Rights (“IDR’s”) are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured. For more details on the deconsolidation of Seadrill Partners see Note 11 for more information.